Business Segment Data - Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 178,972				$ 203,710					$ 894,967	$ 571,948	$ 393,631
Other revenues	869				911					4,378	3,075	3,237
Total revenues	179,841	$ 226,460	$ 245,493	$ 236,564	204,621	$ 152,282	$ 153,515	$ 147,045	$ 122,181	899,345	575,023	396,868
Costs and expenses:
Lease operating	45,700				33,355					161,303	113,640	103,754
Gathering, processing, and transportation	22,983				14,120
Pipeline operating	446				489					2,068	1,835	2,114
Exploration	816				146					16,603	2,356	9,800
Production and ad valorem taxes	9,430				8,584					45,751	27,146	23,624
Depreciation, depletion, and amortization	91,798				57,679					314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347									432,116	6,600	28,871
Incentive unit compensation expense	10,224				1,023					943,949	43,279	9,510
General and administrative	27,487				17,739					87,673	82,079	59,677
Accretion of asset retirement obligations	1,757				1,521					6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(253,649)				59,482					(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties					(110)					3,057	(85,621)	(9,761)
Other, net					(12)					(12)	649	502
Total costs and expenses	208,339				194,016					1,263,019	352,967	336,867
Operating income (loss)	(28,498)	444,776	174,201	(993,256)	10,605	4,411	117,797	90,327	9,521	(363,674)	222,056	60,001
Other income (expense):
Interest expense, net	(38,574)				(34,052)					(133,833)	(69,250)	(33,238)
Amortization of investment premium										0	0	(194)
Loss on extinguishment of debt										(37,248)	0	0
Earnings from equity investments											(784)	4,184
Other, net	111				31					(337)	145	535
Total other income (expense)	(38,463)				(34,021)					(171,418)	(69,105)	(32,897)
Income (loss) before income taxes	(66,961)				(23,416)					(535,092)	152,951	27,104
Income tax benefit (expense)	(45,188)				(100)					(100,971)	(1,619)	(107)
Net income (loss)	(112,149)	$ 328,859	$ 112,037	$ (1,053,443)	(23,516)	$ (22,968)	$ 95,962	$ 78,158	$ 180	(636,063)	151,332	26,997
Operating Segments [Member]
Costs and expenses:
Exploration	816				146					16,603	2,356	9,800
Depreciation, depletion, and amortization	91,798				57,679					314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347									432,116	6,600	28,871
Accretion of asset retirement obligations	1,757				1,521					6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(253,649)				59,482					(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties					(110)					3,057	(85,621)	(9,761)
Other income (expense):
Interest expense, net	(38,574)				(34,052)					(133,833)	(69,250)	(33,238)
Amortization of investment premium												(194)
Loss on extinguishment of debt										(37,248)
Income tax benefit (expense)	(45,188)				(100)					(100,971)	(1,619)	(107)
Other, Adjustments & Eliminations [Member]
Revenues:
Oil & natural gas sales												(9)
Other revenues												(360)
Total revenues												(369)
Costs and expenses:
Lease operating											(108)	(800)
General and administrative											105	431
Total costs and expenses											(3)	(369)
Operating income (loss)											3
Other income (expense):
Earnings from equity investments	138				2,986					12,656	(1,066)	(4,880)
Total other income (expense)	138				2,986					12,656	(1,066)	(4,880)
Income (loss) before income taxes	138				2,986					12,656	(1,063)	(4,880)
Net income (loss)	138				2,986					12,656	(1,063)	(4,880)
MRD [Member] | Operating Segments [Member]
Revenues:
Oil & natural gas sales	87,023				87,733					363,114	201,886	103,728
Other revenues					3					12		344
Total revenues	87,023				87,736					363,126	201,886	104,072
Costs and expenses:
Lease operating	5,222				3,235					17,570	17,315	16,582
Gathering, processing, and transportation	14,763				8,557
Exploration	726				140					13,853	1,034	460
Production and ad valorem taxes	2,775				2,573					12,610	8,699	8,270
Depreciation, depletion, and amortization	40,532				25,129					128,238	70,903	37,048
Impairment of proved oil and natural gas properties										24,576	2,528	5,877
Incentive unit compensation expense	10,224				1,023					943,949	34,997	9,510
General and administrative	12,976				6,999					38,549	35,309	24,134
Accretion of asset retirement obligations	123				130					533	593	551
(Gain) loss on commodity derivative instruments	(108,190)				12,716					(257,734)	(3,161)	(10,500)
(Gain) loss on sale of properties					(110)					3,057	(82,773)	(2)
Other, net										(1)	2	464
Total costs and expenses	(20,849)				60,392					925,200	85,446	92,394
Operating income (loss)	107,872				27,344					(562,074)	116,440	11,678
Other income (expense):
Interest expense, net	(9,756)				(17,974)					(50,283)	(24,948)	(8,283)
Loss on extinguishment of debt										(37,248)
Earnings from equity investments	(138)				(2,986)					(12,656)	1,066	4,880
Other, net	(49)				31					320	143	534
Total other income (expense)	(9,943)				(20,929)					(99,867)	(23,739)	(2,869)
Income (loss) before income taxes	97,929				6,415					(661,941)	92,701	8,809
Income tax benefit (expense)	(47,558)				(25)					(102,392)	(1,311)	1
Net income (loss)	50,371				6,390					(764,333)	91,390	8,810
MEMP [Member]
Costs and expenses:
Impairment of proved oil and natural gas properties										407,540
MEMP [Member] | Operating Segments [Member]
Revenues:
Oil & natural gas sales	91,949				115,977					531,853	370,062	289,912
Other revenues	869				908					4,366	3,075	3,253
Total revenues	92,818				116,885					536,219	373,137	293,165
Costs and expenses:
Lease operating	40,478				30,120					143,733	96,433	87,972
Gathering, processing, and transportation	8,220				5,563
Pipeline operating	446				489					2,068	1,835	2,114
Exploration	90				6					2,750	1,322	9,340
Production and ad valorem taxes	6,655				6,011					33,141	18,447	15,354
Depreciation, depletion, and amortization	51,266				32,550					185,955	113,814	101,624
Impairment of proved oil and natural gas properties	251,347									407,540	4,072	22,994
Incentive unit compensation expense											8,282
General and administrative	14,511				10,740					49,124	46,665	35,112
Accretion of asset retirement obligations	1,634				1,391					5,773	4,988	4,458
(Gain) loss on commodity derivative instruments	(145,459)				46,766					(492,254)	(26,133)	(24,405)
(Gain) loss on sale of properties											(2,848)	(9,759)
Other, net					(12)					(11)	647	38
Total costs and expenses	229,188				133,624					337,819	267,524	244,842
Operating income (loss)	(136,370)				(16,739)					198,400	105,613	48,323
Other income (expense):
Interest expense, net	(28,818)				(16,078)					(83,550)	(44,302)	(24,955)
Amortization of investment premium												(194)
Other, net	160									(657)	2	1
Total other income (expense)	(28,658)				(16,078)					(84,207)	(44,300)	(25,148)
Income (loss) before income taxes	(165,028)				(32,817)					114,193	61,313	23,175
Income tax benefit (expense)	2,370				(75)					1,421	(308)	(108)
Net income (loss)	$ (162,658)				$ (32,892)					$ 115,614	$ 61,005	$ 23,067